Derivatives - Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Parenthetical) (Detail) - Non Trading Derivatives [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Notional amount	$ 1,580,937
Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,244,000	$ 1,173,000
Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	337,000	310,000
Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0	$ 0